FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) CLF in Thousands, SFr in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 CLF item	Sep. 30, 2023 CLP ($)	Sep. 20, 2023 CHF (SFr)
Corporate bonds
Interest Rate Risk
Bonds issued | SFr				SFr 170
Interest rate risk
Interest Rate Risk
Number of Bonds | item	6	6
Financial Liabilities | CLF		CLF 14,160
Number of bonds redenominated | item	5	5
Interest rate risk | Fixed Rate Bond One | Fixed interest rate | Foreign
Interest Rate Risk
Current nominal amount	$ 300
Bonds issued			$ 170
Interest rate risk | Fixed Rate Bond One | Fixed interest rate | Foreign | CLP
Interest Rate Risk
Bonds issued	$ 150